ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
ACCRUED EXPENSES
ACCRUED EXPENSES

NOTE 8. ACCRUED EXPENSES

Accrued expenses consist of the following:

	March 31,	December 31,
	2026	2025
Professional consulting services	$212,231	$199,507
Franchise taxes	-	392,639
Employee benefits	48,323	109,137
Other	144,527	165,052
Total accrued expenses	$405,081	$866,335

NOTE 8. ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31, 2025	December 31, 2024
Professional consulting services	$199,507	$293,395
Franchise taxes	392,639	-
Employee benefits	109,137	-
Other	165,052	204,733
Accrued expenses	$866,335	$498,128